Supplement to the
Fidelity® Short-Term
Bond Fund and Fidelity
Investment Grade Bond Fund
June 29, 2002
Prospectus

Effective August 25, 2002, Fidelity® Investment Grade Bond Fund will be composed of multiple classes of shares. References to the fund are deemed to include class where applicable. The features and policies related to your shares of the fund will not change.

The following information replaces similar information found in the "Fee Table" section on page 6.

Annual fund operating expenses (paid from fund assets)

Short-Term Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.15%
	Total annual fund operating expenses	0.58%
Investment Grade Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.23%
	Total annual fund operating expensesA	0.66%

A Effective August 27, 2002, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.70%. This arrangement may be discontinued by FMR at any time.

BON-02-01 August 25, 2002
1.734043.102

SUPPLEMENT TO THE

FIDELITY® SHORT-TERM BOND FUND
FIDELITY INVESTMENT GRADE BOND FUND
Funds of Fidelity Fixed-Income Trust

June 29, 2002

STATEMENT OF ADDITIONAL INFORMATION

Effective August 25, 2002, Fidelity® Investment Grade Bond Fund will be composed of multiple classes of shares. References to the fund are deemed to include class where applicable. The features and policies related to your shares of the fund will not change.

David L. Murphy no longer serves as Vice President of the Fidelity Bond Funds. The following information has been removed from the "Trustees and Officers" section on page 21.

David L. Murphy (54)

Year of Election or Appointment: 2000

Vice President of Short-Term Bond and Investment Grade Bond. He serves as Senior Vice President (2000) and Bond Group Leader (2000) of Fidelity's Fixed-Income Division, and Vice President of Fidelity's Municipal Bond Funds (2001) and Fidelity's Taxable Bond Funds (2000). Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Charles S. Morrison serves as Vice President of the Fidelity Bond Funds. The following information supplements the information found in the "Trustees and Officers" section on page 21.

Charles S. Morrison (41)

Year of Election or Appointment: 2002

Vice President of Short-Term Bond and Investment Grade Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of the bond portion of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Paul F. Maloney no longer serves as Assistant Treasurer of the Fidelity funds. The following information has been removed from the "Trustees and Officers" section on page 22.

Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Short-Term Bond and Investment Grade Bond. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Francis V. Knox, Jr. serves as Assistant Treasurer of the Fidelity funds. The following information supplements the information found in the "Trustees and Officers" section on page 22.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Short-Term Bond and Investment Grade Bond. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp, and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

BONB-02-01 August 25, 2002
1.730790.105